Organization and Summary of Significant Accounting Policies - Organization (FY) (Details) - product	1 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Number of product candidates		2
Forecast
Basis of Presentation
Maximum expected number of days from request to end-of-review meeting	30 days